Stockholders' Equity (Details 2)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.67%
Expected term (years)	5 years 7 months 10 days
Expected volatility	95.00%
Expected dividends	0.00%